Post-Employment Benefits - Summary of Sensitivity of Defined Benefit Obligation (Detail) R$ in Millions	Dec. 31, 2021 BRL (R$)
BD and CV Plans [member] | Actuarial assumption of interest rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	R$ (835)
Decrease in assumptions	905
BD and CV Plans [member] | Actuarial assumption of interest rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	308
Decrease in assumptions	(420)
BD and CV Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(234)
Decrease in assumptions	245
BD and CV Plans [member] | Actuarial assumption of mortality rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	87
Decrease in assumptions	(91)
Other post employment benefits [member] | Actuarial assumption of interest rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(24)
Decrease in assumptions	27
Other post employment benefits [member] | Actuarial assumption of interest rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	24
Decrease in assumptions	(27)
Other post employment benefits [member] | Actuarial assumption of mortality rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(10)
Decrease in assumptions	11
Other post employment benefits [member] | Actuarial assumption of mortality rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	10
Decrease in assumptions	(11)
Other post employment benefits [member] | Medical care cost [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	63
Decrease in assumptions	(53)
Other post employment benefits [member] | Medical care cost [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(63)
Decrease in assumptions	R$ 53